Variable Interest Entity - Schedule of Operating Results of VIE Included in the Consolidated Statements of Operations (Details) - Variable Interest Entity [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Operating Results of VIE Included in the Consolidated Statements of Operations [Line Items]
Revenue	$ 332,842 [1]
Selling, general and administrative	158,818
Interest expense	178,934
Income tax	3,500
Net loss	$ (8,410)

[1]	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.